Document and Entity Information	Aug. 01, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2019
Entity File Number	001-36870
Entity Registrant Name	TopBuild Corp
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3096382
Entity Address, Address Line One	475 North Williamson Boulevard
Entity Address, State or Province	FL
Entity Address, City or Town	Daytona Beach
Entity Address, Postal Zip Code	32114
City Area Code	386
Local Phone Number	304-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BLD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Central Index Key	0001633931
Amendment Flag	false